Discontinued Operation (Details) - Schedule of Revenues and Income (Loss) From Discontinued Operation - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenues and Income (Loss) From Discontinued Operation [Abstract]
Net revenues	$ 120	$ 261
Cost of revenues		(1,847)
(Loss)/Income from discontinued operation before income tax	131	(105,797)
Income tax expense
(Loss)/Income from discontinued operation, net of income tax	$ 131	$ (105,797)